LOANS AND ALLOWANCE FOR LOAN LOSSES (Details ) In Millions, unless otherwise specified	12 Months Ended																															12 Months Ended
	Dec. 31, 2013 EUR (€)		Dec. 31, 2012 EUR (€)		Dec. 31, 2011 EUR (€)		Dec. 31, 2013 USD ($)	Dec. 31, 2013 Loans Commercial Small Business Loans [Member] EUR (€)	Dec. 31, 2012 Loans Commercial Small Business Loans [Member] EUR (€)	Dec. 31, 2013 Loans Commercial Other Commercial [Member] EUR (€)	Dec. 31, 2012 Loans Commercial Other Commercial [Member] EUR (€)	Dec. 31, 2013 Loans Commercial Total [Member] EUR (€)	Dec. 31, 2012 Loans Commercial Total [Member] EUR (€)	Dec. 31, 2013 Loans Past Due 31 To 89 Days [Member] EUR (€)	Dec. 31, 2012 Loans Past Due 31 To 89 Days [Member] EUR (€)	Dec. 31, 2013 Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due [Member] EUR (€)	Dec. 31, 2012 Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due [Member] EUR (€)	Dec. 31, 2013 Financing Receivable Recorded Investment Past Due [Member] EUR (€)	Dec. 31, 2012 Financing Receivable Recorded Investment Past Due [Member] EUR (€)	Dec. 31, 2013 Loans Current [Member] EUR (€)		Dec. 31, 2012 Loans Current [Member] EUR (€)		Dec. 31, 2013 Loans At Fair Value [Member] EUR (€)	Dec. 31, 2012 Loans At Fair Value [Member] EUR (€)	Dec. 31, 2013 Loans And Leases Receivable Gross Carrying Amount [Member] EUR (€)	Dec. 31, 2012 Loans And Leases Receivable Gross Carrying Amount [Member] EUR (€)	Dec. 31, 2013 Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing [Member] EUR (€)	Dec. 31, 2012 Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing [Member] EUR (€)	Dec. 31, 2013 Financing Receivable Recorded Investment Nonaccrual Status [Member] EUR (€)	Dec. 31, 2012 Financing Receivable Recorded Investment Nonaccrual Status [Member] EUR (€)	Dec. 31, 2013 Commercial loans EUR (€)		Dec. 31, 2012 Commercial loans EUR (€)		Dec. 31, 2011 Commercial loans EUR (€)		Dec. 31, 2013 Consumer loans EUR (€)		Dec. 31, 2012 Consumer loans EUR (€)		Dec. 31, 2011 Consumer loans EUR (€)		Dec. 31, 2013 Loans Greek [Member] EUR (€)	Dec. 31, 2012 Loans Greek [Member] EUR (€)	Dec. 31, 2013 Loans Foreign [Member] EUR (€)	Dec. 31, 2012 Loans Foreign [Member] EUR (€)	Dec. 31, 2013 Total EUR (€)	Dec. 31, 2012 Total EUR (€)
Consumer:
Residential mortgages	€ 21,609		€ 22,353																																									€ 17,720	€ 17,985	€ 3,889	€ 4,368
Credit card	5,625		6,649																																									1,381	1,459	4,244	5,190
Auto financing	200		316																																									138	209	62	107
Other consumer	8,374		8,596																																									4,694	4,709	3,680	3,888
Total consumer	35,808		37,914																																									23,933	24,362	11,875	13,553
Commercial:
Industry and mining	7,047		7,701																																									4,725	5,132	2,322	2,569
Small scale industry	3,844		3,275																																									2,123	1,779	1,721	1,496
Trade	11,284		10,723																																									7,562	7,038	3,722	3,684
Construction	3,081		2,800																																									1,082	987	1,999	1,813
Tourism	960		731																																									612	454	348	277
Shipping and transportation	2,960		2,995																																									2,174	2,182	786	813
Commercial mortgages	841		1,283																																									579	664	262	619
Public sector	6,100		5,846																																									5,848	5,608	252	238
Other	1,513		1,298																																									655	112	858	1,186
Total commercial	37,630		36,652																																									25,360	23,956	12,270	12,695
Total loans	73,438		74,566																																									49,293	48,318	24,145	26,248
Unearned income	(203)		(232)																																									(48)	(53)	(155)	(179)
Loans, net of unearned income	73,235		74,334				101,574																																					49,245	48,265	23,990	26,069
Less: Allowance for loan losses	(7,751)		(7,318)				(10,750)																																					(6,211)	(5,797)	(1,540)	(1,521)	(7,751)	(7,318)
Net Loans	65,484		67,016				90,824																																					43,034	42,468	22,450	24,548
Allowance for loan Losses
Balance at beginning of year	7,318		6,551		3,175																											3,596		3,990		1,498		3,722		2,561		1,677
Provision for loan losses	969		2,285		2,383																											253		1,071		1,385		716		1,214		999
Provision for loans eligible to the PSI	0	[1]	37	[1]	1,320	[1]																										0	[1]	37	[1]	1,320	[1]	0	[1]	0	[1]	0	[1]
Write-offs	(249)		(221)		(169)																											(170)		(146)		(84)		(79)		(75)		(85)
Recoveries	88		19		32																											31		6		8		57		13		24
Net write-offs	(161)		(202)		(137)																											(139)		(140)		(76)		(22)		(62)		(61)
Sale of impaired loans	(216)		(8)		(107)																											0		(8)		(107)		(216)		0		0
Loans exchanged through the PSI	0	[1]	(1,356)	[1]	0	[1]																											[1]	(1,356)	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Translation differences	(159)		11		(83)																											(37)		2		(30)		(122)		9		(54)
Allowance at end of year	7,751		7,318		6,551																											3,673		3,596		3,990		4,078		3,722		2,561
Roll Forward Of Impairment Loans
Opening balance as of January 1,	23,324		19,942
Impaired loans acquired	660		0
Impaired loans in the period	5,708		6,559
Loans transferred to non-impaired status	(5,785)		(93)
Impaired loans paid-off	(948)		(1,102)
Sale of impaired loans	(216)		(8)
Impaired loans written-off	(249)		(220)
Loans exchanged through the PSI	0		(1,779)
Foreign exchange differences	(362)		25
Closing balance as of December 31,	22,132		23,324		19,942
Total Exposure To Hellenic Republic
Total Loans to Hellenic Republic	4,915		5,040
Total Loans to public sector entities	851		962
Total Corporate and Small Business loans	469		531
Total Mortgage loans	1,232		1,322
Total loans	7,467		7,855
Total Securities purchased under agreement to resell	30		30
Total Other assets	445		475
Total Loans Exposure to Hellenic Republic	7,942		8,360
Allowance for loan losses to Hellenic Republic	0		(415)
Allowance for loan losses to public sector entities	(79)		(118)
Allowance for Corporate and Small Business loan losses	(38)		(75)
Allowance for Mortgage loan losses	0		(4)
Allowance for Total loan losses	(117)		(612)
Allowance for loan losses on Securities purchased under agreement to resell	0		0
Allowance For Other Assets Losses	(4)		(25)
Total Allowance for loan losses Exposure to Hellenic Republic	(121)		(637)
Greek
Residential mortgages														1,039	1,109	4,770	4,106	5,809	5,215	11,911	[2]	12,770	[2]	0	0	17,720	17,985	466	573	5,808	4,554
Credit card														35	59	678	639	713	698	668	[2]	761	[2]	0	0	1,381	1,459	17	27	661	613
Other consumer														253	292	2,337	2,139	2,590	2,431	2,242	[2]	2,487	[2]	0	0	4,832	4,918	52	93	2,822	2,536
Small business loans														152	139	2,000	1,650	2,152	1,789	1,995	[2]	1,865	[2]	0	0	4,147	3,654	0	8	2,335	1,996
Other commercial loans														631	322	3,243	2,868	3,874	3,190	17,339	[2]	17,112	[2]	0	0	21,213	20,302	48	129	4,266	3,032
Total Greek loans														2,110	1,921	13,028	11,402	15,138	13,323	34,155	[2]	34,995	[2]	0	0	49,293	48,318	583	830	15,892	12,731
Foreign
Residential mortgages														181	210	209	206	390	416	3,423	[2]	3,771	[2]	76	180	3,889	4,367	0	0	248	239
Credit card														118	126	409	471	527	597	3,717	[2]	4,593	[2]	0	0	4,244	5,190	0	0	728	551
Other consumer														152	180	480	505	632	685	3,110	[2]	3,310	[2]	0	0	3,742	3,995	0	2	572	590
Small business loans														100	96	565	624	665	720	2,482	[2]	1,955	[2]	0	0	3,147	2,675	2	43	634	640
Other commercial loans														132	144	1,217	1,129	1,349	1,273	7,774	[2]	8,747	[2]	0	1	9,123	10,021	8	161	1,499	1,175
Total foreign loans														683	756	2,880	2,935	3,563	3,691	20,506	[2]	22,376	[2]	76	181	24,145	26,248	10	206	3,681	3,195
Total loans														2,793	2,677	15,908	14,337	18,701	17,014	54,661	[2]	57,371	[2]	76	181	73,438	74,566	593	1,036	19,573	15,926
Greek
Satisfactory								651	591	9,802	9,042	10,453	9,633
Watchlist								1,300	1,129	7,698	7,914	8,998	9,043
Substandard								2,196	1,934	3,713	3,346	5,909	5,280
Total Greek								4,147	3,654	21,213	20,302	25,360	23,956
Foreign
Satisfactory								2,054	1,977	7,047	7,314	9,101	9,291
Watchlist								472	444	1,241	1,155	1,713	1,599
Substandard								621	254	835	1,552	1,456	1,806
Total Foreign								3,147	2,675	9,123	10,021	12,270	12,696
Total								€ 7,294	€ 6,329	€ 30,336	€ 30,323	€ 37,630	€ 36,652

[1]	Provision due to the PSI relates to the impairment recognized in 2011 for certain loans to the Hellenic Republic or loans to Greek public sector entities that are guaranteed by the Hellenic Republic, which were eligible for the PSI. These loans were exchanged in the PSI in 2012 (see Note 11).
[2]	(1) loans less than 30 days past due are included in current loans